Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Finished goods	$ 10,169,630	$ 10,064,160
Work in process	884,503	938,289
Raw materials	17,358,597	19,632,702
Inventories, gross	28,412,730	30,635,151
Less: inventory write-down	(27,815,614)	(30,436,305)
Inventories, net	$ 597,116	$ 198,846